Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Total current assets	$ 26,735,000	$ 14,866,000
Restricted cash	5,537,000	11,486,000
Other non-current assets		1,841,000
Total non-current assets	211,415,000	296,373,000
Current portion of debt	150,395,000	171,437,000
Current portion of financial instruments	5,811,000	8,467,000
Due to related parties-central	2,150,000	1,563,000
Total current liabilities	193,630,000	219,689,000
STOCKHOLDERS' EQUITY
Common stock $0.01 par value; 1,000,000,000 shares authorized 17,147,534 shares issued and outstanding at December 31, 2011 and 2012	172,000	171,000
Additional paid-in capital	292,961,000	292,583,000
Accumulated other comprehensive income	37,000	37,000
Accumulated deficit	280,091,000	216,107,000
Total stockholders' equity	13,079,000	76,684,000	255,482,000	247,196,000
Total liabilities and stockholders' equity	211,415,000	296,373,000
Parent Company [Member]
CURRENT ASSETS
Due from subsidiaries	264,697,000	266,859,000
Other current assets	141,000	393,000
Total current assets	264,838,000	267,252,000
Investments in subsidiaries	52,107,000	105,149,000
Restricted cash	164,000	952,000
Other non-current assets	52,000	193,000
Total non-current assets	52,323,000	106,294,000
Total assets	317,161,000	373,546,000
Current portion of debt	5,664,000	6,113,000
Due to subsidiaries	293,133,000	287,901,000
Current portion of financial instruments	222,000	684,000
Due to related parties-central	1,136,000	727,000
Other current liabilities	3,926,000	1,437,000
Total current liabilities	304,081,000	296,862,000
STOCKHOLDERS' EQUITY
Common stock $0.01 par value; 1,000,000,000 shares authorized 17,147,534 shares issued and outstanding at December 31, 2011 and 2012	172,000	171,000
Additional paid-in capital	292,962,000	292,583,000
Accumulated other comprehensive income	37,000	37,000
Accumulated deficit	(280,091,000)	(216,107,000)
Total stockholders' equity	13,080,000	76,684,000
Total liabilities and stockholders' equity	$ 317,161,000	$ 373,546,000